Income Taxes - Schedule of Reconciliation of (Provision) Recovery of Income and Capital Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision (recovery) of income taxes based on the combined Canadian federal and provincial statutory tax rates of 26.00% in 2014 and 25.75% in 2013 applied to the net income (loss) from continuing operations	$ (11,489)	$ 8,322
Lower foreign tax rates	115,477	99,915
Tax benefit of losses not recognized	(89,687)	(197,013)
Withholding taxes	(48,396)	(41,124)
Non-taxable portion of gain related to the sale of Altynalmas		60,313
Foreign exchange and other	(16,906)	28,241
Provision for income and other taxes	$ (51,001)	$ (41,346)